UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar year or Quarter Ended: 06/30/2010

Check here if Amendment [ ]: Amendment Number: _____
This Amendment (Check only one): [ ] is a restatement
						   [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name: Summit Global Management, Inc.

Address:9171 Towne Centre Drive
Suite 465
San Diego, CA 92122

Form 13F File number 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Paul Ang
858-546-1777 ext 14

Signature, Place, and Date of Signing:

____________________________  _____________________  ___________
(Signature)                   (City, State)			(Date)

Report Type (check only one):
[X] 13F Holdings Report (if all holdings of this reporting manager are reported)
[ ] 13F Notice (if no holdings reported are in this report-all holdings reported by another manager)
[ ] 13F Combination Report (if a portion of the holdings for this reporting manager are reported and a portion are reported by another manager)


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _____________________

Form 13F Information Table Entry Total: ______22________

Form 13F Information Table Value Total: __$146458_____________
								(Thousands)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CIA Saneamento Basico ADR(SBS)  COM		20441A102    14322 346444.000 SH     Sole		346444.000
American Water Works Inc.(AWK)  COM		030420103    13910 675247.000 SH     Sole               675247.000
Aqua America, Inc(WTR)          COM   		03836W103    13774 779073.000 SH     Sole		779073.000
SPDR GOld Trust(GLD)		COM		78463V107    13486 110830.000 SH     Sole		110830.000
IShares Silver Trust(SLV)       COM   		46428Q109    12802 703010.000 SH     Sole	        703010.000
Veolia Environment ADR(VE)	COM		92334N103    11041 472445.000 SH     Sole		472445.000
ASA Limited(ASA)		COM		G3156P103    10932 404285.000 SH     Sole		404285.000
Mueller Industries, Inc(MLI)    COM   		624756102     9375 381108.000 SH     Sole               381108.000
ITT Industries (ITT)            COM             450911102     7884 175515.000 SH     Sole               175515.000
California Water Service (CWT)  COM		130788102     6587 184511.000 SH     Sole		184511.000
Northwest Pipe Company(NWPX)    COM             667746101     5753 302791.000 SH     Sole               302791.000
Connecticut Water Service, Inc  COM		207797101     5055 240476.000 SH     Sole               240476.000
IShares COMEX GOld Trust(IAU)   COM		464285105     4515 371000.000 SH     Sole               371000.000
SJW Corp.(SJW)                  COM             784305104     3992 170297.000 SH     Sole               170297.000
Ameron International Corp(AMN)  COM             030710107     3378  55985.000 SH     Sole		 55985.000
Duoyuan Global Water Inc.ADR    COM		266043108     3330 189197.000 SH     Sole               189197.000
Artesian Resources Corp (ARTNA) COM		043113208     3191 172881.000 SH     Sole               172881.000
Energy Recovery Inc.(ERII)      COM             29270J100     1475 368801.000 SH     Sole               368801.000
Layne Christensen Co.(LAYN)     COM		521050104      854  35200.000 SH     Sole                35200.000
Pennichuck Corp.(PNNW)          COM             708254206      300  13524.000 SH     Sole                13524.000
Powershares Global Water(PIO)   COM             73936T623      258  16115.000 SH     Sole                16115.000
Eastern American Natural Gas    COM             276217106      244  10650.000 SH     Sole                10650.000